Financial risk - Loss allowance by class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Net effect of changes in allowance for expected credit losses	$ 8,906	$ (2,551)	$ 13,576
Financial instruments that have been derecognized during the year	(16,770)	(16,873)	(30,007)
New instruments originated or purchased	27,385	21,752	14,967
Securities at amortized cost
Credit risk
Financial assets at beginning of period	(631,123)
Net effect of changes in allowance for expected credit losses	4,897	(20)	38
Financial instruments that have been derecognized during the year	(420)	(193)	(86)
New instruments originated or purchased	1,684	1,508	430
Financial assets at end of period	(941,971)	(631,123)
Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	(193,488)
Net effect of changes in allowance for expected credit losses	0	0	0
Financial instruments that have been derecognized during the year	(16)	(17)	0
New instruments originated or purchased	0	0	43
Financial assets at end of period	(77,972)	(193,488)
Loans at amortized cost
Credit risk
Financial assets at beginning of period	(5,734,605)
Net effect of changes in allowance for expected credit losses	4,208	(2,477)	13,459
Financial instruments that have been derecognized during the year	(13,217)	(14,715)	(28,036)
New instruments originated or purchased	22,560	17,343	12,828
Financial assets at end of period	(6,763,020)	(5,734,605)
Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(805,274)
Net effect of changes in allowance for expected credit losses	(199)	(54)	79
Financial instruments that have been derecognized during the year	(3,117)	(1,948)	(1,885)
New instruments originated or purchased	3,141	2,901	1,666
Financial assets at end of period	(942,719)	(805,274)
Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(1,790)	(495)
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	4,897	(20)
Financial instruments that have been derecognized during the year	(420)	(193)
New instruments originated or purchased	1,684	1,508
Financial assets at end of period	(7,951)	(1,790)	(495)
Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	(26)	(43)
Financial instruments that have been derecognized during the year	(16)
New instruments originated or purchased		17
Financial assets at end of period	(10)	(26)	(43)
Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(41,476)	(41,165)
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0	0
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	4,208	(2,477)
Financial instruments that have been derecognized during the year	(13,217)	(14,715)
New instruments originated or purchased	22,560	17,343
Write-offs	(893)
Recoveries	1,066	160
Financial assets at end of period	(55,200)	(41,476)	(41,165)
Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(3,803)	(2,904)
Transfer to lifetime expected credit losses		0
Transfer to 12-month expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	(199)	(54)
Financial instruments that have been derecognized during the year	(3,117)	(1,948)
New instruments originated or purchased	3,141	2,901
Financial assets at end of period	(3,628)	(3,803)	(2,904)
Expected credit losses collectively assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	0	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial instruments	33
Net effect of changes in allowance for expected credit losses	3,969	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Financial assets at end of period	(4,002)	0	0
Expected credit losses collectively assessed [member] | Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Financial assets at end of period	0	0	0
Expected credit losses collectively assessed [member] | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(5,186)	(4,588)
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0	0
Transfer to credit-impaired financial instruments	130
Net effect of changes in allowance for expected credit losses	16,072	438
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Write-offs	(893)
Recoveries	1,066	160
Financial assets at end of period	(21,561)	(5,186)	(4,588)
Expected credit losses collectively assessed [member] | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	0	0
Transfer to lifetime expected credit losses		0
Transfer to 12-month expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Financial assets at end of period	0	0	0
Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(1,790)	(462)
Transfer to lifetime expected credit losses	(46)
Transfer to credit-impaired financial instruments	(33)
Net effect of changes in allowance for expected credit losses	(13)	(20)
Financial instruments that have been derecognized during the year	(420)	(160)
New instruments originated or purchased	892	1,508
Financial assets at end of period	(2,170)	(1,790)	(462)
Current | Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	(26)	(43)
Financial instruments that have been derecognized during the year	(16)
New instruments originated or purchased		17
Financial assets at end of period	(10)	(26)	(43)
Current | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(20,115)	(16,661)
Transfer to lifetime expected credit losses	(29)	(158)
Transfer to 12-month expected credit losses	176	243
Transfer to credit-impaired financial instruments	(130)
Net effect of changes in allowance for expected credit losses	(1,718)	(874)
Financial instruments that have been derecognized during the year	(12,385)	(13,100)
New instruments originated or purchased	22,560	17,343
Write-offs	0
Recoveries	0	0
Financial assets at end of period	(28,589)	(20,115)	(16,661)
Current | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(3,472)	(2,426)
Transfer to lifetime expected credit losses		(53)
Transfer to 12-month expected credit losses	133	87
Net effect of changes in allowance for expected credit losses	(160)	(96)
Financial instruments that have been derecognized during the year	(2,981)	(1,793)
New instruments originated or purchased	3,141	2,901
Financial assets at end of period	(3,605)	(3,472)	(2,426)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	0	(33)
Transfer to lifetime expected credit losses	46
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	941	0
Financial instruments that have been derecognized during the year	0	(33)
New instruments originated or purchased	792	0
Financial assets at end of period	(1,779)	0	(33)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Financial assets at end of period	0	0	0
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(16,175)	(19,916)
Transfer to lifetime expected credit losses	29	158
Transfer to 12-month expected credit losses	(176)	(243)
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	(10,146)	(2,041)
Financial instruments that have been derecognized during the year	(832)	(1,615)
New instruments originated or purchased	0	0
Write-offs	0
Recoveries	0	0
Financial assets at end of period	(5,050)	(16,175)	(19,916)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(331)	(478)
Transfer to lifetime expected credit losses		53
Transfer to 12-month expected credit losses	(133)	(87)
Net effect of changes in allowance for expected credit losses	(39)	42
Financial instruments that have been derecognized during the year	(136)	(155)
New instruments originated or purchased	0	0
Financial assets at end of period	$ (23)	$ (331)	$ (478)